RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Jun. 30, 2022	Mar. 31, 2022
Statement [Line Items]
Balances due to related parties	$ 515,812	$ 472,303
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	369,247	345,289
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	3,150	4,725
Robert Dickinson (Interest Payable)
Statement [Line Items]
Balances due to related parties	139,972	111,260
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 3,443	$ 11,029